TEKLA HEALTHCARE INVESTORS

Schedule of Investments

June 30, 2023

(Unaudited)

Convertible Preferreds (Restricted) (a)(b) – 6.9%	Shares	Value
Biotechnology – 4.2%
Arbor Biotechnologies, Series B, 8.00%	82,076	$1,359,999
Arkuda Therapeutics, Inc. Series A, 6.00% (c)	2,353,932	4,162,222
Arkuda Therapeutics, Inc. Series B, 6.00% (c)	1,044,322	1,846,571
Flamingo Therapeutics, Inc. Series A3 (d)	243,458	1,623,191
Hotspot Therapeutics, Inc. Series B, 6.00%	2,875,000	9,317,587
Hotspot Therapeutics, Inc. Series C, 6.00%	632,394	2,049,526
ImmuneID, Inc. Series A, 8.00%	1,020,000	656,676
Invetx, Inc. Series A, 8.00% (c)	7,187,500	4,816,344
Invetx, Inc. Series B, 8.00% (c)	3,089,091	2,070,000
Parthenon Therapeutics, Inc. Series A	1,769,383	3,399,993
Priothera Ltd. Series A, 6.00% (c)(d)	346,666	3,782,821
Quell Therapeutics, Series B (d)	1,553,631	3,229,999
ReCode Therapeutics, Series B, 5.00%	294,589	2,719,999
		41,034,928
Health Care Equipment & Supplies – 0.1%
IO Light Holdings, Inc. Series A2	421,634	1,200,814

Pharmaceuticals – 2.6%
Amolyt Pharma SAS Series C (d)	1,121,963	2,619,972
Aristea Therapeutics, Inc. Series B, 8.00%	616,645	3,399,996
Biotheryx, Inc. Series E, 8.00%	1,295,238	3,400,000
Curasen Therapeutics, Inc. Series A (c)	18,203,119	8,728,396
Endeavor Biomedicines, Inc. Series B, 8.00%	657,322	3,099,996
HiberCell, Inc. Series B	2,773,472	3,399,999
		24,648,359
Total Convertible Preferreds (Cost $73,594,039)		66,884,101

Common Stocks - 86.1%
Biotechnology – 52.9%
AbbVie, Inc.	115,116	15,509,579
Affimed N.V. (b)(d)	367,414	219,787
Akero Therapeutics, Inc. (b)	40,050	1,869,935
Alkermes plc (b)(d)	173,907	5,443,289
Alnylam Pharmaceuticals, Inc. (b)	92,438	17,557,674
Amgen, Inc.	259,901	57,703,220
Apellis Pharmaceuticals, Inc. (b)	120,639	10,990,213
Arcutis Biotherapeutics, Inc. (b)(e)	86,869	827,862
argenx SE ADR (b)	34,421	13,414,896
Ascendis Pharma A/S ADR (b)	92,961	8,296,769
BioCryst Pharmaceuticals, Inc. (b)	302,037	2,126,340
Biogen, Inc. (b)	132,773	37,820,389
BioMarin Pharmaceutical, Inc. (b)	137,084	11,882,441
BioNTech SE ADR	66,396	7,166,120
Black Diamond Therapeutics, Inc. (b)(e)	90,404	456,540
Bridgebio Pharma, Inc. (b)	124,341	2,138,665
Caribou Biosciences, Inc. (b)	385,660	1,639,055
Cerevel Therapeutics Holdings, Inc. (b)	102,322	3,252,816
Chinook Therapeutics, Inc. (b)	91,800	3,526,956
Cytokinetics, Inc. (b)	132,081	4,308,482

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

	Shares	Value
Biotechnology – continued
Denali Therapeutics, Inc. (b)	214,498	$6,329,836
Exelixis, Inc. (b)	534,440	10,213,148
Fusion Pharmaceuticals, Inc. (b)(d)	15,186	71,070
Fusion Pharmaceuticals, Inc. (Restricted) (a)(b)(d)	7,593	31,982
G1 Therapeutics, Inc. (b)	200,492	499,225
Galera Therapeutics, Inc. (b)	296,462	924,961
Gilead Sciences, Inc.	789,795	60,869,501
I-Mab ADR (b)	53,885	161,116
Immunovant, Inc. (b)	185,800	3,524,626
Intellia Therapeutics, Inc. (b)	103,664	4,227,418
Intercept Pharmaceuticals, Inc. (b)	33,437	369,813
Ionis Pharmaceuticals, Inc. (b)	56,499	2,318,154
Karuna Therapeutics, Inc. (b)	39,143	8,488,160
Madrigal Pharmaceuticals, Inc. (b)	22,324	5,156,844
Mereo Biopharma Group plc ADR (b)(e)	1,063,799	1,404,215
Moderna, Inc. (b)	182,904	22,222,836
Neurocrine Biosciences, Inc. (b)	74,216	6,998,569
NexGel, Inc. (b)	2,970	7,455
Novavax, Inc. (b)(e)	37,188	276,307
Praxis Precision Medicines, Inc. (b)	51,406	59,117
Precision BioSciences, Inc. (b)	154,807	81,428
Pyxis Oncology, Inc. (b)(e)	481,646	1,233,014
Rallybio Corp. (b)	755,076	4,273,730
Regeneron Pharmaceuticals, Inc. (b)	86,913	62,450,467
Sarepta Therapeutics, Inc. (b)	118,550	13,576,346
Scholar Rock Holding Corp. (b)	68,117	513,602
Seagen, Inc. (b)	73,111	14,070,943
Sutro Biopharma, Inc. (b)	69,389	322,659
TScan Therapeutics, Inc. (b)	138,057	345,143
uniQure N.V. (b)(d)	244,086	2,797,226
United Therapeutics Corp. (b)	26,720	5,898,440
Vaxcyte, Inc. (b)	132,313	6,607,711
Vertex Pharmaceuticals, Inc. (b)	177,485	62,458,746
Xencor, Inc. (b)	39,875	995,679
		515,930,515
Health Care Equipment & Supplies – 5.5%
Abbott Laboratories	114,588	12,492,384
Baxter International, Inc.	39,600	1,804,176
Cercacor Laboratories, Inc. (Restricted) (a)(b)	160,000	230,088
DexCom, Inc. (b)	56,251	7,228,816
Edwards Lifesciences Corp. (b)	23,108	2,179,778
Guardant Health, Inc. (b)	173,673	6,217,493
IDEXX Laboratories, Inc. (b)	15,551	7,810,179
Inspire Medical Systems, Inc. (b)	10,328	3,352,882
Insulet Corp. (b)	11,353	3,273,524
Medtronic plc (d)	52,381	4,614,766
Stryker Corp.	12,890	3,932,610
		53,136,696
Health Care Providers & Services – 5.4%
Charles River Laboratories International, Inc. (b)	34,616	7,278,014
Elevance Health, Inc.	20,817	9,248,785
HCA Healthcare, Inc.	24,237	7,355,445
Humana, Inc.	4,847	2,167,239

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

	Shares	Value
Health Care Equipment & Supplies – continued
InnovaCare, Inc. Escrow Shares (Restricted) (a)(b)	222,222	$28,067
Medpace Holdings, Inc. (b)	18,723	4,496,703
Molina Healthcare, Inc. (b)	18,161	5,470,820
Tenet Healthcare Corp. (b)	43,846	3,568,187
The Cigna Group	23,060	6,470,636
UnitedHealth Group, Inc.	13,554	6,514,594
		52,598,490
Life Sciences Tools & Services – 4.2%
Adaptive Biotechnologies Corp. (b)	216,209	1,450,762
Illumina, Inc. (b)	155,689	29,190,131
Thermo Fisher Scientific, Inc.	14,873	7,759,988
West Pharmaceutical Services, Inc.	5,474	2,093,641
		40,494,522
Medical Devices and Diagnostics – 2.1%
Boston Scientific Corp. (b)	139,156	7,526,948
Danaher Corp.	17,346	4,163,040
Intuitive Surgical, Inc. (b)	26,837	9,176,644
		20,866,632
Pharmaceuticals – 16.0%
Amylyx Pharmaceuticals, Inc. (b)	72,540	1,564,688
AstraZeneca plc ADR	494,952	35,423,715
Bristol-Myers Squibb Co.	81,586	5,217,425
Eli Lilly & Co.	51,829	24,306,764
Endo International plc (b)(d)	465,507	8,146
Horizon Therapeutics plc (b)	50,513	5,195,262
Intra-Cellular Therapies, Inc. (b)	79,083	5,007,536
IQVIA Holdings, Inc. (b)	17,633	3,963,369
Jazz Pharmaceuticals plc (b)	88,683	10,994,032
Johnson & Johnson	93,399	15,459,402
Marinus Pharmaceuticals, Inc. (b)	286,060	3,106,612
McKesson Corp.	19,916	8,510,306
Merck & Co., Inc.	114,534	13,216,078
Mirati Therapeutics, Inc. (b)	42,638	1,540,511
Oculis Holding AG (Restricted) (a)(d)	557,945	6,211,602
Perrigo Co. plc (d)	7,050	239,347
Pfizer, Inc.	223,242	8,188,517
Reata Pharmaceuticals, Inc. Class A (b)	22,950	2,339,982
Spectrum Pharmaceuticals, Inc. (b)	79,790	76,598
Tetraphase Pharmaceuticals, Inc. CVR (a)(b)	28,747	1,725
Teva Pharmaceutical Industries Ltd. ADR (b)	291,666	2,196,245
Theseus Pharmaceuticals, Inc. (b)(e)	51,750	482,827
VYNE Therapeutics, Inc. (b)(e)	5,265	21,376
Zoetis, Inc.	17,924	3,086,692
		156,358,757
Total Common Stocks (Cost $736,155,523)		839,385,612

Exchange Traded Funds (e) - 0.8%	Principal Amount
iShares Nasdaq Biotechnology ETF	$24,569	3,119,280
SPDR S&P Biotech ETF	57,000	4,742,400
Total Exchange Traded Funds (Cost $7,597,985)		7,861,680

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

Short-Term Investments – 5.1%	Principal Amount
MUFG Bank Ltd. Commercial Paper, 5.00%, due 07/06/23	$20,000,000	$19,986,111
Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $19,435,462, 1.52%, dated 06/30/23 , due 07/03/23 (collateralized by U.S. Treasury Note 1.500%, due 01/31/27, market value $19,821,742)	19,433,000	19,433,000
		39,419,111

	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 5.03% (f)	10,526,078	10,526,078
Total Short-Term Investments (Cost $49,945,189)		49,945,189
Total Investments Before Milestone Interests - 98.9% (Cost $867,292,736)		964,076,582

Milestone Interests (Restricted)(a)(b) - 1.5%	Interests
Pharmaceuticals – 1.5%
Afferent Milestone Interest	1	264,177
Ethismos Research Milestone Interest	1	0
Impact Biomedicines Milestone Interest	1	1,740,241
Neurovance Milestone Interest	1	12,417,661
		14,422,079
Biotechnology – 0.0%
Amphivena Milestone Interest	1	0
Rainier Therapeutics Milestone Interest	1	0
Therachon Milestone Interest	1	0
		0
Total Milestone Interests (Cost $7,952,967)		14,422,079
Total Investments - 100.4% (Cost $875,245,703)		$978,498,661
Other Liabilities in Excess of Assets - (0.4)%		(3,519,096)
Net Assets - 100%		$974,979,565

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $25,406,354).
(d)	Foreign security.
(e)	All or a portion of this security is on loan as of June 30, 2023.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2023.

ADR	American Depository Receipt
CVR	Contingent Value Right

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2023, the cost of securities for Federal income tax purposes was $875,245,703. The net unrealized gain on securities held by the Fund was $103,252,958, including gross unrealized gain of $ 236,373,350 and gross unrealized loss of $133,120,392.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2023, the Fund loaned securities valued at $10,451,997 and received $10,526,078 of cash collateral.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2023 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2023*
Arkuda Therapeutics, Inc.	$5,024,265	$985,141	$—	$—	$(613)	$6,008,793
Curasen Therapeutics, Inc.	8,414,141	318,601	—	—	(4,346)	8,728,396
Invetx, Inc.	6,886,344	—	—	—	—	6,886,344
Priothera Ltd.	3,397,500	—	—	—	385,321	3,782,821
	$23,722,250	$1,303,742	$—	$—	$380,362	$25,406,354

Affiliated Companies	Shares as of June 30, 2023	Principal Amount as of June 30, 2023	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Arkuda Therapeutics, Inc..	3,398,254	$—	$—	$—
Curasen Therapeutics, Inc.	18,203,119	—	—	—
Invetx, Inc.	10,276,591	—	—	—
Priothera Ltd.	346,666	—	—	—
	32,224,630	$—	$—	$—

*Amphivena Therapeutics, Inc. was an affiliate as of September 30, 2022 but not an affiliate as of June 30, 2023.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2023, there were no transfers between levels.

The following is a summary of the levels used as of June 30, 2023 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3		Total
Convertible Preferreds
Biotechnology	$-	$-	$41,034,928		$41,034,928
Health Care Equipment & Supplies	-	-	1,200,814		1,200,814
Pharmaceuticals	-	-	24,648,359		24,648,359
Common Stocks
Biotechnology	515,898,533	31,982	-		515,930,515
Health Care Equipment & Supplies	52,906,608	-	230,088		53,136,696
Health Care Providers & Services	52,570,423	-	28,067		52,598,490
Life Sciences Tools & Services	40,494,522	-	-		40,494,522
Medical Devices And Diagnostics	20,866,632	-	-		20,866,632
Pharmaceuticals	150,145,430	6,213,327	-		156,358,757
Exchange Traded Funds	7,861,680	-	-		7,861,680
Short-term Investments	10,526,078	39,419,111			49,945,189
Milestone Interests
Biotechnology	-	-	0	*	0	*
Pharmaceuticals	-	-	14,422,079		14,422,079
Other Assets	-	-	272		272
Total	$851,269,906	$45,664,420	$81,564,607		$978,498,933

* Represents security valued at zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2022		Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2023
Convertible Preferreds
Biotechnology	$43,293,435		$(1,421,220)	$2,300,306	$(3,137,593)	$—	$41,034,928
Health Care Equipment & Supplies	1,423,015		(222,953)	752	—	—	1,200,814
Pharmaceuticals	25,114,132		(3,411,367)	2,945,594	—	—	24,648,359
Convertible Notes
Biotechnology	0	*	—	—	—	—	—
Common Stocks
Health Care Equipment & Supplies	618,886		(388,798)	—	—	—	230,088
Health Care Providers & Services	56,533		20,228	—	(48,694)	—	28,067
Milestone Interests
Biotechnology	1,529,091		(1,529,091)	—	—	—	0	*
Health Care Equipment & Supplies	1,090		(948)	—	(142)	—	—
Pharmaceuticals	7,340,318		7,081,761	—	—	—	14,422,079
Other Assets	272		—	—	—	—	272
Total	$79,376,772		$127,612	$5,246,652	$(3,186,429)	$—	$81,564,607

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$744,962

* Represents security valued at zero.

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2023	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$230,088	Market approach	Discount for lack of marketability	50.00% (50.00%)
	28,067	Probability adjusted value	Probability of events Timing of events	50.00%-100.00% (49.99%) 0.75-2.50 (0.75) years
Convertible Preferreds	66,884,101	Transaction Price	(a)	N/A
Milestones Interests	14,422,079	Probability adjusted value	Probability of events Timing of events	0.00%-100.00% (62.71%) 0.00-12.25 (4.22) years
Other Assets	272	Probability adjusted value	Probability of events	95.00% (95.00%) 5.75 (5.75) years
	$81,564,607

(a)	The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 9% of the Fund’s net assets at June 30, 2023.

At June 30, 2023, the Fund had a commitment of $2,166,650 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2023. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	07/27/16		$377,701	$264,177.00	$264,177
Amolyt Pharma SAS Series C Cvt. Pfd	01/25/23		2,626,993	2.34	2,619,972
Amphivena Milestone Interest	10/18/22		0	0.00	0
Arbor Biotechnologies Series B Cvt. Pfd	10/29/21		1,367,052	16.57	1,359,999
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		3,399,996	5.51	3,399,996
Arkuda Therapeutics, Inc.
Series A Cvt. Pfd	05/16/19, 04/02/20, 07/15/21		5,609,016	1.77	4,162,222
Series B Cvt. Pfd	01/24/22, 01/23/23		1,848,073	1.77	1,846,571
Biotheryx, Inc. Series E Cvt. Pfd	05/19/21		6,814,067	2.63	3,400,000
Cercacor Laboratories, Inc. Common	03/31/98	†	0	1.44	230,088
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18, 01/07/20, 10/21/21, 11/01/22		8,732,742	0.48	8,728,396
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		3,103,846	4.72	3,099,996
Ethismos Research Milestone Interest	10/31/17		0	0.00	0
Flamingo Therapeutics, Inc. Series A3 Cvt. Pfd	04/21/20, 10/28/20		5,612,058	6.67	1,623,191
Fusion Pharmaceuticals, Inc. Common	09/20/22		0	4.21	31,982
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		3,406,946	1.23	3,399,999
Hotspot Therapeutics, Inc.
Series B Cvt. Pfd	04/22/20, 06/17/21		6,916,048	3.24	9,317,587
Series C Cvt. Pfd	11/15/21		2,053,056	3.24	2,049,526
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		2,044,520	0.64	656,676

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Impact Biomedicines Milestone Interest	07/20/10		$0	$1,740,241.00	$1,740,241
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	25,044	0.13	28,067
Invetx, Inc.
Series A Cvt. Pfd	08/06/20		3,452,934	0.67	4,816,344
Series B Cvt. Pfd	03/28/22		2,071,261	0.67	2,070,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20, 05/17/21, 09/15/21	†	1,395,511	2.85	1,200,814
Neurovance Milestone Interest	03/20/17		4,917,881	12,417,661.00	12,417,661
Oculis Holding AG Common	03/06/23		4,691,511	11.13	6,211,602
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21, 05/24/23		3,407,006	1.92	3,399,993
Priothera Ltd. Series A Cvt. Pfd	10/07/20, 10/19/21		4,044,974	10.91	3,782,821
Quell Therapeutics, Series B Cvt. Pfd	11/29/21, 03/23/22		2,955,956	2.08	3,229,999
Rainier Therapeutics Milestone Interest	09/28/21		294,621	0.00	0
ReCode Therapeutics Series B Cvt. Pfd	10/12/21, 02/16/22		2,731,985	9.23	2,719,999
Therachon Milestone Interest	07/01/19		2,362,765	0.00	0
			$86,263,563		$87,807,919

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.